As filed with the Securities and Exchange Commission on January 6, 2021

Registration No. 33-

(Investment Company Act Registration No. 811-00215)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Fidelity Hastings Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Cynthia Lo Bessette, Secretary

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on February 5, 2021, pursuant to Rule 488.

FIDELITY® EXPORT AND MULTINATIONAL FUND

A SERIES OF

FIDELITY SUMMER STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASS)

1-800-835-5092 (CLASS K)

To the Shareholders of Fidelity® Export and Multinational Fund:

Enclosed is important information concerning your investment in Fidelity® Export and Multinational Fund. We wish to inform you that the Board of Trustees (the Board) of Fidelity Summer Street Trust (the Trust), after careful consideration, has approved an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® Export and Multinational Fund to Fidelity® Fund, a series of Fidelity Hasting Street Trust, that has the same investment objective and substantially similar investment strategies, in exchange solely for corresponding shares of beneficial interest of Fidelity® Fund and the assumption by Fidelity® Fund of Fidelity® Export and Multinational Fund’s liabilities, in complete liquidation of Fidelity® Export and Multinational Fund.

The attached combined Prospectus/Information Statement describes the Reorganization in greater detail and contains important information about Fidelity® Fund. The Board of each Trust believes that this Reorganization will benefit shareholders.

Following the close of business on April 16, 2021, Fidelity® Export and Multinational Fund will be reorganized into Fidelity® Fund.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of Fidelity® Fund in exchange for your shares of Fidelity® Export and Multinational Fund as of the closing date. If, after reviewing the information contained in the enclosed Prospectus/Information Statement, you do not wish to receive shares of the Fidelity® Fund pursuant to the Reorganization, you may redeem your shares of the Fidelity® Export and Multinational Fund at any time prior to the close of business on April 16, 2021. Keep in mind that any such redemption may have tax consequences and you should consult your tax advisor. If you have questions, you may contact us at 1-800-544-8544 (Retail Class) or 1-800-835-5092 (Class K). If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

By order of the Board of Trustees,

CYNTHIA LO BESSETTE, Secretary

March 5, 2021

FIDELITY® EXPORT AND MULTINATIONAL FUND

A SERIES OF

FIDELITY SUMMER STREET TRUST

FIDELITY® FUND

A SERIES OF

FIDELITY HASTINGS STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASS)

1-800-835-5092 (CLASS K)

INFORMATION STATEMENT AND PROSPECTUS

MARCH 5, 2021

This combined Information Statement and Prospectus (Information Statement) is furnished to shareholders of Fidelity® Export and Multinational Fund, a series of Fidelity Summer Street Trust, in connection with a separate Agreement and Plan of Reorganization (the Agreement) for Fidelity® Export and Multinational Fund that has been approved by the Board of Trustees (the Board) of Fidelity Summer Street Trust.

As more fully described in the Information Statement, the transaction contemplated by the Agreement is referred to as the Reorganization. When the Reorganization occurs, each shareholder of Fidelity® Export and Multinational Fund will become a shareholder of Fidelity® Fund. Fidelity® Export and Multinational Fund will transfer all of its assets to Fidelity® Fund in exchange solely for shares of beneficial interest of Fidelity® Fund and the assumption by Fidelity® Fund of Fidelity® Export and Multinational Fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on April 16, 2021, or such other time and date as the parties may agree (the Closing Date).

Fidelity® Fund (together with Fidelity® Export and Multinational Fund, the funds), an equity fund, is a diversified series of Fidelity Hastings Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Fund seeks long-term capital growth. Fidelity® Fund seeks to achieve its investment objective by normally investing primarily in common stocks.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Information Statement sets forth concisely the information about the Reorganization and Fidelity® Fund that shareholders should know. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Information Statement by reference, which means they are part of this Information Statement for legal purposes:

(i) the Statement of Additional Information dated March 5, 2021, relating to this Information Statement;

(ii) the Prospectus for Fidelity® Fund dated August 29, 2020, relating to Fidelity® Fund shares, a Retail Class of Fidelity® Fund, a copy of which, if applicable, accompanies this Information Statement;

(iii) the Prospectus for Fidelity® Fund dated August 29, 2020, relating to Class K shares, a copy of which, if applicable, accompanies this Information Statement;

(iv) the Statement of Additional Information for Fidelity® Fund dated August 29, 2020, relating to Fidelity® Fund shares, a Retail Class of Fidelity® Fund;

(v) the Statement of Additional Information for Fidelity® Fund dated August 29, 2020, relating to Class K shares;

(vi) the Prospectus for Fidelity® Export and Multinational Fund dated October 30, 2020, as supplemented, relating to Fidelity® Export and Multinational Fund shares, a Retail Class of Fidelity® Export and Multinational Fund;

(vii) the Prospectus for Fidelity® Export and Multinational Fund dated October 30, 2020, as supplemented, relating to Class K shares;

(viii) the Statement of Additional Information for Fidelity® Export and Multinational Fund dated October 30, 2020, relating to Fidelity® Export and Multinational Fund shares, a Retail Class of Fidelity® Export and Multinational Fund; and

(ix) the Statement of Additional Information for Fidelity® Export and Multinational Fund dated October 30, 2020, relating to Class K shares.

You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting Fidelity Summer Street Trust or Fidelity Hastings Street Trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544 (Retail Class) or 1-800-835-5092 (Class K), or by logging on to www.fidelity.com (Retail Class) or visiting www.401k.com and logging in (Class K).

Fidelity Summer Street Trust and Fidelity Hastings Street Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Information Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Fidelity® Export and Multinational Fund and Fidelity® Fund, which are incorporated herein by reference. Shareholders should read the entire Information Statement and the Prospectus of Fidelity® Fund carefully for more complete information.

What is involved in the Reorganization?

As more fully described in “The Transaction” below, the Board of Fidelity Summer Street Trust has approved the Reorganization of Fidelity® Export and Multinational Fund into Fidelity® Fund, a series of Fidelity Hastings Street Trust. You are receiving this Information Statement because you are a shareholder of Fidelity® Export and Multinational Fund and will be impacted by the Reorganization.

When the Reorganization occurs, each shareholder of Fidelity® Export and Multinational Fund will become a shareholder of Fidelity® Fund instead. Fidelity® Export and Multinational Fund will transfer all of its assets to Fidelity® Fund in exchange solely for shares of beneficial interest of Fidelity® Fund and the assumption by Fidelity® Fund of Fidelity® Export and Multinational Fund’s liabilities in complete liquidation of the fund. Each shareholder of Fidelity® Export and Multinational Fund will receive shares of the corresponding class of Fidelity® Fund. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the Reorganization?

Yes. The fund’s Board of Trustees has carefully reviewed and approved the Agreement and the Reorganization.

What am I being asked to vote on?

We are not asking you for a proxy and you are requested not to send us a proxy.

What are the reasons for the Reorganization?

The Board of Trustees considered the following factors, among others, in determining to approve the Agreement:

•	The Reorganization will permit Fidelity® Export and Multinational Fund shareholders to pursue the same investment objective in a larger and more successful fund.

•

Fidelity® Export and Multinational Fund’s investment thesis is outdated in an increasingly global economy, while Fidelity® Fund is managed similarly by the same portfolio manager against the same benchmark, and has slightly broader investment strategies.

•

Fidelity® Export and Multinational Fund shareholders are expected to benefit from an expense reduction, including a decrease of 21 basis points in management fees due to the benefit of Fidelity® Fund’s lower management fee and from spreading fixed costs over a larger asset base.

•	The Reorganization will qualify as a tax-free Reorganization for federal income tax purposes.

For more information, please refer to the section entitled “The Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of Fidelity® Fund that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Fidelity® Export and Multinational Fund will distribute shares of Fidelity® Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Fidelity® Fund equal in value to the net asset value of shares of Fidelity® Export and Multinational Fund held by such shareholder on the Closing Date.

For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization.”

What class of shares of Fidelity® Fund will I receive?

Holders of Fidelity® Export and Multinational Fund (Retail Class) and Class K shares of Fidelity® Export and Multinational Fund will receive Fidelity® Fund (Retail Class) and Class K shares of Fidelity® Fund, respectively.

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes to either fund or to the shareholders of either fund, except that Fidelity® Export and Multinational Fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting.

For more information, please refer to the section entitled “The Transaction – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

The funds have the same investment objective. Each fund seeks long-term capital growth. Each fund’s investment objective is non-fundamental and does not require shareholder approval to change.

Although the funds have substantially similar principal investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Fidelity® Export and Multinational Fund and Fidelity® Fund:

Fidelity® Export and Multinational Fund	Fidelity® Fund

Fidelity Management & Research Company LLC (FMR or the Adviser) normally invests the fund’s assets primarily in common stocks.	Same principal strategy.

No corresponding principal strategy.	The Adviser may from time to time invest a portion of the fund’s assets in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

The Adviser normally invests the fund’s assets primarily in securities of export and multinational companies. The Adviser defines export companies to include companies that derive, or the Adviser anticipates will derive, 10% or more of their annual revenues from sales of exported goods or services or that engage in export-related businesses, such as export trading or export management companies. The Adviser defines multinational companies to include	No corresponding principal strategy.

companies that derive a substantial portion of their revenues or profits from foreign operations or that have a substantial portion of their assets abroad.

No corresponding principal strategy.	The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may also invest the fund’s assets in securities of foreign issuers and in securities of U.S. companies that are not export or multinational companies.	No corresponding principal strategy.

The fund’s strategy is based on the premise that U.S. export and multinational companies may be well positioned for growth because they often offer products or services that are unique, of higher quality, or less expensive than comparable products or services.	No corresponding principal strategy.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have substantially similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity® Export and Multinational Fund and Fidelity® Fund:

Fidelity® Export and Multinational Fund	Fidelity® Fund

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer	Concentration. The fund may not purchase the securities of any issuer

(other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.	(other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

No corresponding policy or limitation.	Investing for Control or Management. The fund may not invest in companies for the purpose of exercising control or management.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.	Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.	Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity® Fund.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Fidelity® Export and Multinational Fund and Fidelity® Fund:

Management of the Funds

The principal business address of FMR, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of January 1, 2020, FMR had approximately $2.6 trillion in discretionary assets under management, and as of December 31, 2019, approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to Fidelity® Export and Multinational Fund and Fidelity® Fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management. As of March 31, 2020, FMR Japan had approximately $4.2 billion in discretionary assets under management.

FMR is expected to continue serving as manager, and FMR UK, FMR H.K, and FMR Japan are expected to continue serving as sub-advisers of the combined fund after the Reorganization.

Jean Park is portfolio manager of Fidelity® Export and Multinational Fund and Fidelity® Fund, which she has managed since July 2020 and April 2017, respectively. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

Ms. Park who is currently the portfolio manager of each fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract(s)” section of each fund’s Statements of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Fidelity® Export and Multinational Fund and Fidelity® Fund each pay a management fee to the Adviser. The management fees are calculated and paid to the Adviser every month. Each fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the relevant fund’s average net assets throughout the month. The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For June 2020, the group fee rate for Fidelity® Export and Multinational Fund and Fidelity® Fund was 0.23%. The individual fund fee rate for Fidelity® Export and Multinational Fund is 0.30%. The individual fund fee rate for Fidelity® Fund is 0.09%.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Export and Multinational Fund is available in the fund’s semi-annual report for the fiscal period ended February 29, 2020.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Fund is available in the fund’s annual report for the fiscal period ended June 30, 2020.

The combined fund will retain Fidelity® Fund’s management fee structure.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Expense Arrangements

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund and Class Operating Expenses” below.

Distribution of Fund Shares

The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.

The Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Fidelity® Export and Multinational Fund, and Fidelity® Fund for the 12 months ended June 30, 2020, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual fund or class operating expenses are paid by each fund or class, as applicable.

As shown below, the Reorganization is expected to result in lower total annual operating expenses for shareholders of Fidelity® Export and Multinational Fund.

Retail Class

Shareholder Fees (paid directly from your investment)

	Fidelity® Export and Multinational Fund	Fidelity® Fund	Fidelity® Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Export and Multinational Fund	Fidelity® Fund	Fidelity® Fund Pro forma Combined
Management fee	0.53%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.21%	0.16%	0.16%

Total annual operating expenses	0.74%	0.48%	0.48%

Class K

Shareholder Fees (paid directly from your investment)

	Fidelity® Export and Multinational Fund	Fidelity® Fund	Fidelity® Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Export and Multinational Fund	Fidelity® Fund	Fidelity® Fund Pro forma Combined
Management fee	0.53%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.09%	0.08%	0.07%

Total annual operating expenses	0.62%	0.40%	0.39%

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

Retail Class

	Fidelity® Export and Multinational Fund	Fidelity® Fund	Fidelity® Fund Pro forma Combined
1 year	$76	$49	$49
3 years	$237	$154	$154
5 years	$411	$269	$269
10 years	$918	$604	$604

Class K

	Fidelity® Export and Multinational Fund	Fidelity® Fund	Fidelity® Fund Pro forma Combined
1 year	$63	$41	$40
3 years	$199	$128	$125
5 years	$346	$224	$219
10 years	$774	$505	$493

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

Except as discussed below, the procedures for purchasing shares of the funds are the same.

On December 31, 2020, Fidelity® Export and Multinational Fund closed to new accounts pending the Reorganization. Shareholders of Fidelity® Export and Multinational Fund as of that date can continue to purchase shares of the fund. Shareholders of Fidelity® Export and Multinational Fund may redeem shares of the fund through the Closing Date of the fund’s Reorganization.

Aside from the closing of Fidelity® Export and Multinational Fund, the procedures for purchasing and redeeming shares of the funds are the same. The procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. The exchange privileges offered by the combined fund will remain unchanged.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

The fund’s dividend and distribution policies differ. Fidelity® Export and Multinational Fund normally pays dividends and capital gain distributions in October and December, while Fidelity® Fund normally pays dividends and capital gain distributions in August and December. The dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of Fidelity® Fund.

On or before the Closing Date, Fidelity® Export and Multinational Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

Fidelity® Export and Multinational Fund is required to recognize gain or loss on any assets subject to “mark-to-market” tax accounting held by the fund on the last day of its taxable year, which is August 31st,, gains or losses on such assets held on the Closing Date by Fidelity® Export and Multinational Fund may be required to be recognized on the Closing Date.

For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

Fidelity® Export and Multinational Fund will bear the cost of the Reorganization.

For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

What additional risks are associated with an investment in Fidelity® Export and Multinational Fund?

Fidelity® Export and Multinational Fund is subject to the following principal risks, which are not principal risks generally associated with an investment in Fidelity® Fund:

•	Export and Multinational Company Exposure. Export and multinational companies can be significantly affected by political, economic, and regulatory developments in foreign markets.

•

High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

What additional risks are associated with an investment in Fidelity® Fund?

Fidelity® Fund is subject to the following principal risks, which are not principal risks generally associated with an investment in Fidelity® Export and Multinational Fund:

•

Issuer-Specific Changes. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year and compares the performance of each fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the funds’ Prospectuses. Past performance (before and after taxes, if applicable) is not an indication of future performance.

Year-by-Year Returns

Fidelity® Export and Multinational Fund – Retail Class

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.39%	March 31, 2012
Lowest Quarter Return	(14.95)%	September 30, 2011
Year-to-Date Return	(15.32)%	September 30, 2020

Fidelity® Export and Multinational Fund – Class K

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.46%	March 31, 2012
Lowest Quarter Return	(14.87)%	September 30, 2011
Year-to-Date Return	(15.23)%	September 30, 2020

Fidelity® Fund – Retail Class

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.19%	March 31, 2012
Lowest Quarter Return	(15.07)%	September 30, 2011
Year-to-Date Return	16.67%	September 30, 2020

Fidelity® Fund – Class K

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.23%	March 31, 2012
Lowest Quarter Return	(15.04)%	September 30, 2011
Year-to-Date Return	16.76%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Fidelity® Export and Multinational Fund

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Export and Multinational Fund - Retail Class
Return Before Taxes	27.97%	9.73%	10.64%
Return After Taxes on Distributions	26.28%	7.30%	8.33%
Return After Taxes on Distributions and Sale of Fund Shares	17.53%	7.11%	8.13%
Fidelity® Export and Multinational Fund - Class K	28.01%	9.86%	10.79%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Fidelity® Fund

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Fund - Retail Class
Return Before Taxes	33.48%	11.15%	12.41%
Return After Taxes on Distributions	31.71%	9.30%	10.88%
Return After Taxes on Distributions and Sale of Fund Shares	20.92%	8.50%	9.94%
Fidelity® Fund - Class K	33.58%	11.26%	12.54%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

THE TRANSACTION

AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® EXPORT AND MULTINATIONAL FUND AND FIDELITY® FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Information Statement.

The Agreement contemplates (a) Fidelity® Fund acquiring as of the Closing Date all of the assets of Fidelity® Export and Multinational Fund in exchange solely for shares of Fidelity® Fund and the assumption by Fidelity® Fund of Fidelity® Export and Multinational Fund’s liabilities; and (b) the distribution of shares of Fidelity® Fund to the shareholders of Fidelity® Export and Multinational Fund as provided for in the Agreement.

The value of Fidelity® Export and Multinational Fund’s assets to be acquired by Fidelity® Fund and the amount of its liabilities to be assumed by Fidelity® Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, Fidelity® Fund will deliver to Fidelity® Export and Multinational Fund, and Fidelity® Export and Multinational Fund will distribute to its shareholders of record, shares of Fidelity® Fund so that each Fidelity® Export and Multinational Fund shareholder will receive the number of full and fractional shares of Fidelity® Fund equal in value to the aggregate net asset value of shares of Fidelity® Export and Multinational Fund held by such shareholder on the Closing Date; Fidelity® Export and Multinational Fund will be liquidated as soon as practicable thereafter. Each Fidelity® Export and Multinational Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Fund due that shareholder. The net asset value per share of Fidelity® Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Fund in a name other than that of the registered holder of the shares on the books of Fidelity® Export and Multinational Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity® Export and Multinational Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® Export and Multinational Fund is liquidated.

Fidelity® Export and Multinational Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, which will consist principally of printing and mailing Prospectuses and the Information Statement.

All of the current investments of Fidelity® Export and Multinational Fund are permissible investments for Fidelity® Fund. Nevertheless, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® Export and Multinational Fund and Fidelity® Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® Export and Multinational Fund and Fidelity® Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity® Export and Multinational Fund and Fidelity® Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Fund that occur after the Closing Date will be borne by Fidelity® Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 18, 2020. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Fidelity® Export and Multinational Fund’s shareholders to pursue the same investment objective in a larger and more successful fund. The Board considered that Fidelity® Export and Multinational Fund’s investment thesis is outdated in an increasingly global economy, while Fidelity® Fund is managed similarly by the same portfolio manager against the same benchmark, and is more likely to grow over time. The Board also considered that Fidelity® Export and Multinational Fund’s shareholders are expected to benefit from an expense reduction, including a decrease of 21 basis points in management fees due to the benefit of Fidelity® Fund’s lower management fee and from spreading fixed costs over a larger asset base. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Fidelity® Export and Multinational Fund (Retail Class) and Class K shares of Fidelity® Export and Multinational Fund will receive, respectively, Fidelity® Fund (Retail Class) and Class K shares of Fidelity® Fund.

Fidelity® Fund is a series of Fidelity Hastings Street Trust. The Trustees of Fidelity Hastings Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the fund’s Statements of Additional Information, which are incorporated herein by reference.

Fidelity Hastings Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust(s) – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Fund’s Statements of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® Fund’s Prospectuses, which are incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity® Export and Multinational Fund’s assets for Fidelity® Fund’s shares and the assumption of the liabilities of Fidelity® Export and Multinational Fund by Fidelity® Fund is intended to qualify for federal income tax purposes as a tax-free Reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® Export and Multinational Fund and Fidelity® Fund, substantially to the effect that:

(i) The acquisition by Fidelity® Fund of substantially all of the assets of Fidelity® Export and Multinational Fund in exchange solely for Fidelity® Fund shares and the assumption by Fidelity® Fund of all liabilities of Fidelity® Export and Multinational Fund followed by the distribution of Fidelity® Fund shares to the Fidelity® Export and Multinational Fund shareholders in exchange for their Fidelity® Export and Multinational Fund shares in complete liquidation and termination of Fidelity® Export and Multinational Fund will constitute a tax-free Reorganization under Section 368(a) of the Code;

(ii) Fidelity® Export and Multinational Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Fund in exchange solely for Fidelity® Fund shares and the assumption by Fidelity® Fund of all liabilities of Fidelity® Export and Multinational Fund, except that Fidelity® Export and Multinational Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Fidelity® Export and Multinational Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Fund shares received by Fidelity® Export and Multinational Fund in the Reorganization;

(iv) Fidelity® Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® Export and Multinational Fund in exchange solely for Fidelity® Fund shares and the assumption of all liabilities of Fidelity® Export and Multinational Fund;

(v) The adjusted basis to Fidelity® Fund of the assets of Fidelity® Export and Multinational Fund received by Fidelity® Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® Export and Multinational Fund immediately before the exchange;

(vi) Fidelity® Fund’s holding periods with respect to the assets of Fidelity® Export and Multinational Fund that Fidelity® Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® Export and Multinational Fund (except where investment activities of Fidelity® Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Fidelity® Export and Multinational Fund shareholders will recognize no gain or loss upon receiving Fidelity® Fund shares in exchange solely for Fidelity® Export and Multinational Fund shares;

(viii) The aggregate basis of the Fidelity® Fund shares received by a Fidelity® Export and Multinational Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® Export and Multinational Fund shares surrendered by the Fidelity® Export and Multinational Fund shareholder in exchange therefor; and

(ix) A Fidelity® Export and Multinational Fund shareholder’s holding period for the Fidelity® Fund shares received by the Fidelity® Export and Multinational Fund shareholder in the Reorganization will include the holding period during which the Fidelity® Export and Multinational Fund shareholder held Fidelity® Export and Multinational Fund shares surrendered in exchange therefor, provided that the Fidelity® Export and Multinational Fund shareholder held such shares as a capital asset on the date of the Reorganization.

In the Reorganization, Fidelity® Export and Multinational Fund shareholders could be transitioning into a fund with significantly larger net unrealized gains. In addition the Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Fund’s ability to use Fidelity® Export and Multinational Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization. As a result of the foregoing, Fidelity® Export and Multinational Fund shareholders could end up receiving capital gain distributions sooner and/or in larger amounts than they would if Fidelity® Export and Multinational Fund continued as a standalone fund.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards) and net unrealized gains/losses as of November 30, 2020. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by Fidelity® Fund following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of November 30, 2020 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses), including capital loss carryforwards		Net Unrealized Gains/ (Losses)
Fidelity® Export and Multinational Fund	August	$1,213.1	($106.7)		$143.0
Fidelity® Fund	June	$5,235.9	$18.3	*	$2,870.5

*	Does not include net realized gains that were distributed in December 2020.

Shareholders of Fidelity® Export and Multinational Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Fidelity® Export and Multinational Fund is a diversified series of Fidelity Summer Street Trust, an open-end management investment company organized as a Massachusetts business trust on March 23, 1977. Fidelity® Fund is a diversified series of Fidelity Hastings Street Trust, an open-end management investment company organized as a Massachusetts business trust on September 27, 1984. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity® Export and Multinational Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Fund Following the Reorganization

FMR does not expect Fidelity® Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Fund in their current capacities. Jean Park, who is currently the portfolio manager of Fidelity® Fund and Fidelity® Export and Multinational Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Fidelity® Export and Multinational Fund and Fidelity® Fund as of November 30, 2020, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of November 30, 2020, the net assets of Fidelity® Export and Multinational Fund were $1,212,549,195, or 23.2% of Fidelity® Fund.

Fidelity® Export and Multinational Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Export and Multinational Fund (Retail Class)	$1,069,330,139	$19.15	55,843,007
Class K	$143,219,056	$19.10	7,496,771

Fidelity® Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Fund (Retail Class)	$4,901,412,765	$61.88	79,206,086
Class K	$333,067,374	$61.89	5,381,887

Fidelity® Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Fund (Retail Class)	$5,970,742,904	$61.88	96,486,793
Class K	$476,286,430	$61.89	7,695,977

(a)	Fidelity® Export and Multinational Fund’s estimated one-time Reorganization costs is $63,000.

The table above assumes that the Reorganization occurred on November 30, 2020. The table is for information purposes only. No assurance can be given as to how many Fidelity® Fund shares will be received by shareholders of Fidelity® Export and Multinational Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Summer Street Trust and Fidelity Hastings Street Trust at a meeting held on November 18, 2020. The Board of Trustees determined that the Reorganization is in the best interests of shareholders of Fidelity® Export and Multinational Fund and Fidelity® Fund and that the interests of existing shareholders of Fidelity® Export and Multinational Fund and Fidelity® Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Fidelity® Export and Multinational Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Summer Street Trust may consider other proposals for the Reorganization or liquidation of the fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Fidelity® Fund’s financial highlights for the fiscal year ended June 30, 2020, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

Fidelity® Export and Multinational Fund’s financial highlights for the fiscal year ended August 31, 2020, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Expenses

The expenses in connection with preparing this Information Statement and its enclosures will be paid by Fidelity® Export and Multinational Fund.

The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding material to the beneficial owners of shares. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

For a free copy of Fidelity® Export and Multinational Fund’s annual report for the fiscal year ended August 31, 2020 call 1-800-544-8544 (Retail Class) or 1-800-835-5092 (Class K), log-on to www.fidelity.com (Retail Class) or visit www.401k.com and log in (Class K), or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Fidelity® Fund’s annual report for the fiscal year ended June 30, 2020 call 1-800-544-8544 (Retail Class) or 1-800-835-5092 (Class K), log-on to www.fidelity.com (Retail Class) or visit www.401k.com and log in (Class K), or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Share Ownership

As of December 31, 2020, shares of each class of Fidelity® Export and Multinational Fund and Fidelity® Fund issued and outstanding were as follows:

Number of Shares
Fidelity® Export and Multinational Fund - Retail Class	[	]
Fidelity® Export and Multinational Fund - Class K	[	]
Fidelity® Fund - Retail Class	[	]
Fidelity® Fund - Class K	[	]

[As of December 31, 2020, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to the fund.]

[As of December 31, 2020, the following owned of record and/or beneficially 5% or more of the outstanding shares:]

Class Name	Owner Name	City	State	Ownership %
[ ]	[ ]	[ ]	[ ]	[ ]%

(1)	The ownership information shown above is for a class of shares of the fund.

[As of December 31, 2020, the following owned of record and/or beneficially 25% or more of the outstanding shares:]

Fund Name	Owner Name	City	State	Ownership %
[ ]	[ ]	[ ]	[ ]	[ ]%

[A shareholder owning of record or beneficially more than 25% of a fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.]

[To the knowledge of each trust, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.] [It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization.] [If the Reorganization became effective on December 31, 2020, [                ] would have owned of record and/or beneficially [        ]% of the outstanding shares of the combined fund.]

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Fidelity® Fund shares have been passed upon by Dechert LLP, counsel to Fidelity Hastings Street Trust.

Experts

The audited financial statements of Fidelity® Export and Multinational Fund and Fidelity® Fund are incorporated by reference into the Statement of Additional Information relating to this Information Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the funds’ Annual Reports to Shareholders for the fiscal year ended August 31, 2020 (Fidelity® Export and Multinational Fund) and June 30, 2020 (Fidelity® Fund). The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise the Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts, 02210, whether other persons are beneficial owners of shares for which the Information Statement is being mailed and, if so, the number of copies of the Information Statement and Annual Report you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of November 18, 2020, by and between Fidelity Summer Street Trust, a Massachusetts business trust (the Acquired Trust), on behalf of its series Fidelity Export and Multinational Fund (the Acquired Fund), and Fidelity Hastings Street Trust, a Massachusetts business trust (the Acquiring Trust), on behalf of its series Fidelity Fund (the Acquiring Fund). The Acquired Trust and the Acquiring Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The Reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated October 30, 2020, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at August 31, 2020, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of August 31, 2020 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since August 31, 2020;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the information statement of the Acquired Fund included therein (Information Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Information Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated August 29, 2020, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at June 30, 2020, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund [together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended December 31, 2020]. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of June 30, 2020 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since June 30, 2020;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on June 30, 2021;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

(m) The Registration Statement and the Information Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement.

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on April 16, 2021, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. TERMINATION OF THE ACQUIRED FUND.

The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That this Agreement and the transactions contemplated herein are approved by the Board of Trustees of the Acquired Fund Trust on behalf of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

(g) Reserved;

(h) That there has been no material adverse change in the Acquired Fund’s financial position since August 31, 2020, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) Reserved;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax–free Reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9901072.100	EXPM-PXS-0221

Fidelity® Fund

Class/Ticker

Fidelity® Fund/FFIDX

In this prospectus, the term “shares” (as it relates to the fund) means the class of shares offered through this prospectus.

Prospectus

August 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue to print)	1-800-343-0860

Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary’s phone number

Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

2

Fund Summary

Fund/Class:

Fidelity® Fund/Fidelity® Fund

Investment Objective

The fund seeks long-term capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.32%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%

Total annual operating expenses	0.48%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$49
3 years	$154
5 years	$269
10 years	$604

3

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Potentially investing a portion of assets in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

•	Investing in domestic and foreign issuers.

•	Investing in either “growth” stocks or “value” stocks or both.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

4

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.19%	March 31, 2012
Lowest Quarter Return	(15.07)%	September 30, 2011
Year-to-Date Return	6.88%	June 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Fund
Return Before Taxes	33.48%	11.15%	12.41%
Return After Taxes on Distributions	31.71%	9.30%	10.88%
Return After Taxes on Distributions and Sale of Fund Shares	20.92%	8.50%	9.94%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

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Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Jean Park (portfolio manager) has managed the fund since April 2017.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

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Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Fund seeks long-term capital growth.

Principal Investment Strategies

The Adviser normally invests the fund’s assets primarily in common stocks. The Adviser may from time to time invest a portion of the fund’s assets in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

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Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities. The discontinuation and replacement of London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another) and other benchmark rates may have a significant impact on the financial markets and may adversely impact a fund’s performance.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes.

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Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors.

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Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

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Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

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A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

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Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

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A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•

If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

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Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

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•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•

To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund

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reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in August and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

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Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of January 1, 2020, the Adviser had approximately $2.6 trillion in discretionary assets under management, and as of December 31, 2019, approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.

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Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Jean Park is portfolio manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For June 2020, the group fee rate was 0.23%. The individual fund fee rate is 0.09%.

The total management fee for the fiscal year ended June 30, 2020, was 0.32% of the fund’s average net assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future.

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s annual report for the fiscal period ended June 30, 2020.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

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Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes the fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of a class’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

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Fidelity Fund

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$47.60	$46.86	$44.92	$42.04	$44.69

Income from Investment Operations
Net investment income (loss)A	.39	.46	.45	.44	.38
Net realized and unrealized gain (loss)	8.96	3.26	6.74	5.33	(.73)

Total from investment operations	9.35	3.72	7.19	5.77	(.35)

Distributions from net investment income	(.42)	(.44)	(.45)	(.44)	(.31)
Distributions from net realized gain	(2.32)	(2.54)	(4.80)	(2.45)	(1.99)

Total distributions	(2.74)	(2.98)	(5.25)	(2.89)	(2.30)

Net asset value, end of period	$54.21	$47.60	$46.86	$44.92	$42.04

Total ReturnB	20.51%	8.27%	17.51%	14.34%	(.83)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	.50%	.50%	.52%	.52%
Expenses net of fee waivers, if any	.48%	.49%	.50%	.52%	.52%
Expenses net of all reductions	.48%	.49%	.50%	.51%	.52%
Net investment income (loss)	.79%	1.01%	.99%	1.04%	.91%
Supplemental Data
Net assets, end of period (in millions)	$4,402	$4,019	$4,129	$3,884	$3,762
Portfolio turnover rateE	51%	45%	38%	82%	67%

A	Calculated based on average shares outstanding during the period.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Additional Index Information

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

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For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund’s annual and semi-annual reports also include additional information. The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-00215

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2020 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.706155.122	FID-PRO-0820

Fidelity® Fund
Class/Ticker

K/FFDKX

Prospectus

August 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue to print)	1-800-343-0860

Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary’s phone number

Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

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Fund Summary

Fund/Class:

Fidelity® Fund/K

Investment Objective

The fund seeks long-term capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.32%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%

Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$41
3 years	$128
5 years	$224
10 years	$505

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Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Potentially investing a portion of assets in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

•	Investing in domestic and foreign issuers.

•	Investing in either “growth” stocks or “value” stocks or both.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance is not an indication of future performance.

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Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.23%	March 31, 2012
Lowest Quarter Return	(15.04)%	September 30, 2011
Year-to-Date Return	6.92%	June 30, 2020

Average Annual Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class K	33.58%	11.26%	12.54%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Jean Park (portfolio manager) has managed the fund since April 2017.

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund, and certain Fidelity

5

health savings accounts that are made available through employers. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

“Not for Profit” Clients 1-800-343-0860

Mail

Redemptions:	Overnight Express:

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the

6

Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Fund seeks long-term capital growth.

Principal Investment Strategies

The Adviser normally invests the fund’s assets primarily in common stocks. The Adviser may from time to time invest a portion of the fund’s assets in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

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The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities. The discontinuation and replacement of London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another) and other benchmark rates may have a significant impact on the financial markets and may adversely impact a fund’s performance.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

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In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

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Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

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A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

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As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund, and certain Fidelity health savings accounts that are made available through employers. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

Shares generally are not available to retail retirement or non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) accounts that are not part of an employer’s 403(b) plan, or qualified tuition programs.

Investors eligible to purchase Class K shares may also be eligible to purchase Fidelity® Fund shares, a class of shares of the fund that is not offered through this prospectus. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus. Fidelity® Fund shares have higher expenses than Class K shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

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A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

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In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your Fidelity® Fund shares, a class of shares of the fund that is not offered through this prospectus, to Class K shares if Class K of the fund is available under your plan.

The fund will convert your Class K shares to Fidelity® Fund shares if your plan is no longer eligible to offer Class K. Investors will be notified in writing before any such conversion to Fidelity® Fund shares.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Shares may be exchanged into shares of any class of a Fidelity® fund available through your plan or certain Fidelity health savings accounts that are made available through employers.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

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Rollover IRAs

Class K shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class K shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class’s prospectus.

Account Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•	Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in August and December.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

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Tax Consequences

Taxes on Distributions

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of January 1, 2020, the Adviser had approximately $2.6 trillion in discretionary assets under management, and as of December 31, 2019, approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Jean Park is portfolio manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Park has worked as a research analyst and portfolio manager.

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The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For June 2020, the group fee rate was 0.23%. The individual fund fee rate is 0.09%.

The total management fee for the fiscal year ended June 30, 2020, was 0.32% of the fund’s average net assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future.

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s annual report for the fiscal period ended June 30, 2020.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class K shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of Class K shares. These payments are described in more detail in this section and in the SAI.

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Distribution and Service Plan(s)

Class K has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class K shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class K shares.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Class K’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Fund Class K

Years ended June 30,	2020		2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$47.60		$46.86	$44.92	$42.04	$44.69

Income from Investment Operations
Net investment income (loss)A	.43		.50	.49	.49	.42
Net realized and unrealized gain (loss)	8.96		3.26	6.74	5.32	(.72)

Total from investment operations	9.39		3.76	7.23	5.81	(.30)

Distributions from net investment income	(.46)		(.48)	(.49)	(.48)	(.36)
Distributions from net realized gain	(2.32)		(2.54)	(4.80)	(2.45)	(1.99)

Total distributions	(2.79	)B	(3.02)	(5.29)	(2.93)	(2.35)

Net asset value, end of period	$54.20		$47.60	$46.86	$44.92	$42.04

Total ReturnC	20.60%		8.37%	17.63%	14.46%	(.72)%

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Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.41%	.41%	.41%
Expenses net of fee waivers, if any	.40%	.40%	.41%	.41%	.41%
Expenses net of all reductions	.39%	.40%	.40%	.41%	.41%
Net investment income (loss)	.87%	1.10%	1.08%	1.14%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$522	$326	$450	$563	$696
Portfolio turnover rateF	51%	45%	38%	82%	67%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $2.79 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $2.322 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Additional Index Information

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

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You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund’s annual and semi-annual reports also include additional information. The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-835-5092. In addition, existing investors may visit the web site at www.401k.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-00215

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2020 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.863236.114	FID-K-PRO-0820

Fidelity Export and Multinational Fund

(A Series of Fidelity Summer Street Trust)

Fidelity Fund

(A Series of Fidelity Hastings Street Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

March 5, 2021

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Export and Multinational Fund, a series of Fidelity Summer Street Trust, by Fidelity Fund, a series of Fidelity Hastings Street Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Information Statement which relates to the Reorganization. As described in the Information Statement, Fidelity Fund will acquire all of the assets of Fidelity Export and Multinational Fund and assume all of Fidelity Export and Multinational Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Fund.

This SAI is not a prospectus and should be read in conjunction with the Information Statement. The Information Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus (Fidelity Fund - Retail Class) of Fidelity Fund dated August 29, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003878).

2.	The Prospectus (Class K) of Fidelity Fund dated August 29, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003878).

3.	The Statement of Additional Information (Fidelity Fund - Retail Class) of Fidelity Fund dated August 29, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003878).

4.	The Statement of Additional Information (Class K) of Fidelity Fund dated August 29, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003878).

5.

The Prospectus (Fidelity Export and Multinational Fund - Retail Class) of Fidelity Export and Multinational Fund dated October 30, 2020, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-20-005479).

6.	The Prospectus (Class K) of Fidelity Export and Multinational Fund dated October 30, 2020, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-20-005479).

7.

The Statement of Additional Information (Fidelity Export and Multinational Fund - Retail Class) of Fidelity Export and Multinational Fund dated October 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-005479).

8.	The Statement of Additional Information (Class K) of Fidelity Export and Multinational Fund dated October 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-005479).

9.	The Financial Statements included in the Annual Report of Fidelity Fund for the fiscal year ended June 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003805).

10.

The Financial Statements included in the Annual Report of Fidelity Export and Multinational Fund for the fiscal year ended August 31, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-005211).

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Fidelity Fund: Fidelity Fund

Fidelity Financial Trust: Fidelity Export and Multinational Fund

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of June 30, 2020 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended June 30, 2020, as if the merger had occurred on the first day of the year presented (July 1, 2019). The unaudited pro forma financial statements are presented to show the effect of the proposed merger of Fidelity Export and Multinational Fund (the “Acquired Fund”) into Fidelity Fund (the “Acquiring Fund”), the accounting survivor. Each Fund offers Retail Class and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

The unaudited pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Acquired Fund in accordance with generally accepted accounting principles. The unaudited pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information (“SAI”) to this Proxy Statement and Prospectus for the Acquired Fund and Acquiring Fund. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Investment Valuation:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Acquired Fund and Acquiring Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

The Acquired Funds and Acquiring Fund categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2020, is included at the end of the listing within Fidelity Magellan Fund Combined Pro Forma Portfolio (unaudited).

3. Investment Transactions and Income.

For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

4. Class Allocations and Expenses:

Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

5. Merger Costs:

Fidelity Export and Multinational Fund and Fidelity Fund will bear their respective costs of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses together with the cost of any supplementary solicitation. The estimated one time expenses related to the Reorganization for Fidelity Export and Multinational Fund is $63,000.

6. Capital Shares:

Shareholders of the Acquired Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in each Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the September 30, 2020 net assets of the Acquired Fund and the net asset value per share of the Acquiring Fund as disclosed within the Pro Forma Combined Statement of Assets and Liabilities (unaudited).

7. Use of Estimates:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

8. Federal Income Taxes:

Each year, each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

Fidelity Fund

Fidelity Export and Multinational Fund

Pro Forma Combined Statement of Assets & Liabilities

As of June 30, 2020 (Unaudited)

	Fidelity Fund (Acquiring Fund)	Fidelity Export and Multinational (Acquired Fund)		Combined	Pro Forma Adjustments	Fidelity Fund Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$4,863,010,867	$1,227,532,267		$6,090,543,134	$—	$6,090,543,134
Fidelity Central Funds	56,834,487	18,312,900		75,147,387	—	75,147,387
Cash	3,360	—		3,360	—	3,360
Foreign currency held at value	1	1,663,345		1,663,346	—	1,663,346
Receivable for investments sold	8,400,706	9,995,876		18,396,582	—	18,396,582
Receivable for fund shares sold	815,180	101,415		916,595		916,595
Dividends receivable	1,491,262	3,029,850		4,521,112	—	4,521,112
Distributions receivable from Fidelity Central Funds	13,840	3,797		17,637	—	17,637
Other receivables	159,000	45,072		204,072	—	204,072

Total assets	4,930,728,703	1,260,684,522		6,191,413,225	—	6,191,413,225

Liabilities
Payable for fund shares redeemed	$3,145,570	$1,980,734		$5,126,304	$—	$5,126,304
Accrued management fee	1,358,533	597,069		1,955,602	—	1,955,602
Transfer agent fee payable	471,148	155,709		626,857	—	626,857
Other affiliated payables	90,293	35,608		90,293	—	125,901
Other payables and accrued expenses	209,402	67,778	(b)	1,976,178	—	277,180
Collateral on securities loaned, at value	1,666,350	13,782,218		13,785,178	—	15,448,568

Total liabilities	6,941,296	16,619,116		23,560,412	—	23,560,412

Net Assets	$4,923,787,407	$1,244,065,406		$6,167,852,813	$—	$6,167,852,813

Net Assets consist of:
Paid in capital	$2,589,592,828	$1,324,612,722		$3,914,205,550	$—	$3,914,205,550
Total accumulated earnings (loss)	2,334,194,579	(80,547,316)		2,253,647,263	—	2,253,647,263

Net Assets	$4,923,787,407	$1,244,065,406		$6,167,852,813	$—	$6,167,852,813

Book cost of respective Fund:	$2,594,592,832	$1,353,358,661		$3,947,951,493	$—	$3,947,951,493

	Fidelity Fund (Acquiring Fund)	Fidelity Export and Multinational Fund (Acquired Fund)	Combined	Pro Forma Adjustments		Fidelity Fund Pro Forma Combined
Retail Class
Net Assets	$4,401,508,680	$1,035,184,655	5,436,693,335			5,436,693,335
Offering price and redemption price per share	$54.21	$17.41				54.21
Shares outstanding	81,200,656	59,458,155		19,097,468	(a)	100,298,124
Class K
Net Assets	$522,278,727	$208,880,751	731,159,478			731,159,478
Offering price and redemption price per share	$54.20	$17.37				54.20
Shares outstanding	9,635,690	12,022,636		3,853,709	(a)	13,489,399

(a)   Reflects the conversion of the Acquired Funds Class Net Assets into the Acquiring Class.
(b) Proxy related expenses, representing approximately $63,000 for Fidelity Export & Multinational Fund are excluded from the Pro Forma combined fund analysis.

Fidelity Fund

Fidelity Export and Multinational Fund

Pro Forma Combined Statement of Operations

As of June 30, 2020 (Unaudited)

	Fidelity Fund (Acquiring Fund)	Fidelity Export and Multinational (Acquired Fund)	Combined	Pro Forma Adjustments		Fidelity Fund Pro Forma Combined
Investment Income
Dividends Unaffiliated issuers	$57,094,897	$37,817,537	$94,912,434	$—		$94,912,434
Income from Fidelity Central Funds	1,181,586	231,665	1,413,251	—		1,413,251

Total Income	58,276,483	38,049,202	96,325,685	—		96,325,685
Expenses
Management fee	14,898,954	8,153,478	23,052,432	(3,211,246	)(a)	19,841,186
Transfer agent fees	5,522,092	2,127,835	7,649,927	(13,829	)(b)	7,636,098
Accounting and security lending fees	1,064,811	477,193	1,542,004	(414,927	)(b)	1,127,077
Custodian fees and expenses	64,801	37,212	102,013	(21,466	)(c)	80,547
Independent trustees’ fees and expenses	28,292	9,709	38,001	—		38,001
Registration fees	94,491	51,177	145,668	(51,177	)(d)	94,491
Audit	68,708	64,374	133,082	(64,374	)(d)	68,708
Legal	10,019	6,569	16,588	—		16,588
Interest	—	2,754	2,754	—		2,754
Miscellaneous	64,089	32,182	96,271	—		96,271

Total expenses before reductions	21,816,257	10,962,483	32,778,740	(3,777,019)		29,001,721
Expenses reductions	(182,684)	(116,364)	(299,048)	—		(299,048)

Total expenses	21,633,573	10,846,119	32,479,692	(3,777,019)		28,702,673

Net investment income	36,642,910	27,203,083	63,845,993	3,777,019		67,623,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,982,981	35,724,978	113,707,959	—		113,707,959
Fidelity Central Funds	4,183	—	4,183	—		4,183
Foreign currency transactions	6,377	(4,593)	1,784	—		1,784

Total net realized gain (loss)	77,993,541	35,720,385	113,713,926	—		113,713,926

Change in net unrealized appreciation (depreciation) on:
Investment securities
Unaffiliated issuers	745,361,336	(243,501,391)	501,859,945			501,859,945
Fidelity Central Funds	400	3	403			403
Assets and liabilities in foreign currencies	31,970	(3,700)	28,270			28,270

Total change in net unrealized appreciation (depreciation)	745,393,706	(243,505,088)	501,888,618	—		501,888,618

Net Gain (Loss)	823,387,247	(207,784,703)	615,602,544	—		615,602,544

Net increase (decrease) in net assets resulting from operations	$860,030,157	$(180,581,620)	$679,448,537	$3,777,019		$683,225,556

(a)	Management fee adjustment reflects the Acquiring Fund’s management fee rate applied to the Pro Forma Combined fund’s average net assets.
(b)	Decrease in expense based on elimination of redundant fees based on Pro Forma Combined fund’s average net assets.
(c)	Decrease in expenses based on elimination of certain acquired fund expenses.
(d)	Decrease in expense based on elimination of acquired funds expense.
(e)	Fidelity Export and Multinational Fund’s estimated one time reorganization costs of $63,000 not included in the Pro Forma.

Capitalization Table

The following tables show the capitalization of the Funds as of November 30, 2020 (unaudited) and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Fund
Retail Class	$4,901,412,765	$61.88	79,206,086
Class K	$333,067,374	$61.89	5,381,887

Fidelity Export and Multinational (a)
Retail Class	$1,069,330,139	$19.15	55,843,007
Class K	$143,219,056	$19.10	7,496,771

Pro Forma
Retail Class	$5,970,742,904	$61.88	96,486,793
Class K	$476,286,430	$61.89	7,695,977
(a) Fidelity Export and Multinational Fund’s estimated one time reorganization costs is $63,000.

Fidelity Hastings Street Trust: Fidelity Fund

Fidelity Summer Street Trust: Fidelity Export and Multinational Fund

Pro Forma Combined Investments

As of June 30, 2020 (Unaudited)

	Fidelity Fund			Fidelity Export and Multinational Fund			Fidelity Fund
	(Acquiring Fund)			(Acquired Fund)			Pro Forma Combined
Investments June 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks -98.5%	Shares	Value		Shares	Value		Shares	Value
COMMUNICATION SERVICES
Entertainment
Activision Blizzard, Inc.	537,400	$40,788,660		0	$0		537,400	$40,788,660
Electronic Arts, Inc.	305,000	40,275,250	(a)	0	0		305,000	40,275,250	(a)
NetEase, Inc.	193,100	3,328,580		0	0		193,100	3,328,580
Take-Two Interactive Software, Inc.	219,200	30,593,744	(a)	0	0		219,200	30,593,744	(a)

		114,986,234						114,986,234

Interactive Media & Services
Alphabet, Inc.:
Class A	184,800	262,055,640	(a)	0	0		184,800	262,055,640	(a)
Class C	38,000	53,717,180	(a)	0	0		38,000	53,717,180	(a)
Facebook, Inc. Class A	671,000	152,363,970	(a)	0	0		671,000	152,363,970	(a)

		468,136,790						468,136,790

Wireless Telecommunication Services
T-Mobile U.S., Inc.	230,000	23,954,500		0	0		230,000	23,954,500

Diversified Telecommunication Services
Liberty Global PLC Class A (a)	0	0		110,500	2,415,530	(a)	110,500	2,415,530

Media
Comcast Corp. Class A	0	0		801,132	31,228,125		801,132	31,228,125
Discovery Communications, Inc. Class A	0	0		443,602	9,360,002	(a)	443,602	9,360,002	(a)
Interpublic Group of Companies, Inc.	0	0		872,700	14,975,532		872,700	14,975,532
Liberty Media Corp. Liberty SiriusXM Series A	0	0		98,200	3,389,864	(a)	98,200	3,389,864	(a)
Nexstar Broadcasting Group, Inc. Class A	0	0		16,500	1,380,885		16,500	1,380,885
Omnicom Group, Inc.	0	0		326,300	17,815,980		326,300	17,815,980
ViacomCBS, Inc. Class B	0	0		567,300	13,229,436		567,300	13,229,436

		0			91,379,824			91,379,824

TOTAL COMMUNICATION SERVICES		607,077,524			93,795,354			700,872,878

CONSUMER DISCRETIONARY
Auto Components
BorgWarner, Inc.	0	0		454,900	16,057,970		454,900	16,057,970
Lear Corp.	0	0		117,800	12,842,556		117,800	12,842,556

		0			28,900,526			28,900,526

Automobiles
General Motors Co.	0	0		687,600	17,396,280		687,600	17,396,280
Harley-Davidson, Inc.	0	0		216,900	5,155,713		216,900	5,155,713

		0			22,551,993			22,551,993

Distributors
LKQ Corp.	0	0		826,700	21,659,540	(a)	826,700	21,659,540	(a)

Diversified Consumer Services
H&R Block, Inc.	0	0		813,400	11,615,352		813,400	11,615,352

Household Durables
D.R. Horton, Inc.	460,801	25,551,415		0	0		460,801	25,551,415
Lennar Corp. Class A	0	0		182,900	11,270,298		182,900	11,270,298
NVR, Inc.	2,520	8,212,050	(a)	0	0		2,520	8,212,050	(a)
Mohawk Industries, Inc.	0	0		14,700	1,495,872	(a)	14,700	1,495,872	(a)
Whirlpool Corp.	0	0		176,800	22,900,904		176,800	22,900,904

		33,763,465.00			35,667,074			69,430,539

Internet & Direct Marketing Retail
The Booking Holdings, Inc.	0	0		5,800	9,235,572	(a)	5,800	9,235,572	(a)
Amazon.com, Inc.	92,300	254,639,086	(a)	0	0		92,300	254,639,086	(a)
eBay, Inc.	835,000	43,795,750		0	0		835,000	43,795,750
Expedia, Inc.	103,789	8,531,456		0	0		103,789	8,531,456
JD.com, Inc. Class A	142,900	4,273,817		0	0		142,900	4,273,817

		311,240,109			9,235,572			320,475,681

Multiline Retail
Dollar General Corp.	319,800	60,925,098		0	0		319,800	60,925,098

Specialty Retail
AutoNation, Inc.	0	0		146,467	5,504,230	(a)	146,467	5,504,230	(a)
AutoZone, Inc. (a)	13,000	14,665,560	(a)	0	0		13,000	14,665,560	(a)
Lowe’s Companies, Inc.	282,000	38,103,840		0	0		282,000	38,103,840
The Home Depot, Inc.	406,700	101,882,417		0	0		406,700	101,882,417
TJX Companies, Inc.	39,000	1,971,840		0	0		39,000	1,971,840

		156,623,657			5,504,230			162,127,887

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	0	0		313,100	3,534,899		313,100	3,534,899
NIKE, Inc. Class B	450,000	44,122,500		0	0		450,000	44,122,500
PVH Corp.	0	0		291,658	14,014,167		291,658	14,014,167
Tapestry, Inc.	0	0		1,062,300	14,107,344		1,062,300	14,107,344

		44,122,500			31,656,410			75,778,910

TOTAL CONSUMER DISCRETIONARY		606,674,829			166,790,697			773,465,526

CONSUMER STAPLES
Beverages
PepsiCo, Inc.	394,600	52,189,796		0	0		394,600	52,189,796

Food & Staples Retailing
Costco Wholesale Corp.	244,600	74,165,166		0	0		244,600	74,165,166
Kroger Co.	3,004	101,685		0	0		3,004	101,685
Walmart, Inc.	546,000	65,399,880		0	0		546,000	65,399,880

		139,666,731						139,666,731

Food Products
The Hershey Co.	160,000	20,739,200		0	0		160,000	20,739,200
The Kraft Heinz Co.	0	0		694,300	22,141,227		694,300	22,141,227

		20,739,200			22,141,227			42,880,427

Household Products
Procter & Gamble Co.	699,000	83,579,430		0	0		699,000	83,579,430
Reynolds Consumer Products, Inc.	340,000	11,811,600		0	0		340,000	11,811,600
Energizer Holdings, Inc.	0	0		196,300	9,322,287		196,300	9,322,287
Spectrum Brands Holdings, Inc.	0	0		269,456	12,368,030		269,456	12,368,030

		95,391,030			21,690,317			117,081,347

Personal Products
Estee Lauder Companies, Inc. Class A	239,000	45,094,520		0	0		239,000	45,094,520

Tobacco
Altria Group, Inc.	0	0	1,409,100	55,307,175		1,409,100	55,307,175

TOTAL CONSUMER STAPLES		353,081,277		99,138,719			452,219,996

ENERGY
Energy Equipment & Services
Halliburton Co.	0	0	648,900	8,422,722		648,900	8,422,722
Schlumberger Ltd.	0	0	224,300	4,124,877		224,300	4,124,877

				12,547,599			12,547,599

Oil, Gas & Consumable Fuels
Chevron Corp.	0	0	137,000	12,224,510		137,000	12,224,510
Equinor ASA sponsored ADR	0	0	1,040,300	15,063,544		1,040,300	15,063,544
Exxon Mobil Corp.	0	0	1,491,700	66,708,824		1,491,700	66,708,824
Phillips 66 Co.	80,400	5,780,760	207,700	14,933,630		288,100	20,714,390
Valero Energy Corp.	67,000	3,940,940	145,300	8,546,546		212,300	12,487,486

		9,721,700		117,477,054			127,198,754

TOTAL ENERGY		9,721,700		130,024,653			139,746,353

FINANCIALS
Banks
Bank of America Corp.	0	0	2,061,700	48,965,375		2,061,700	48,965,375
Citigroup, Inc.	0	0	208,700	10,664,570		208,700	10,664,570
Comerica, Inc.	0	0	113,400	4,320,540		113,400	4,320,540
Fifth Third Bancorp	0	0	565,500	10,902,840		565,500	10,902,840
JPMorgan Chase & Co.	725,200	68,212,312	408,800	38,451,728		1,134,000	106,664,040
M&T Bank Corp.	0	0	153,500	15,959,395		153,500	15,959,395
PNC Financial Services Group, Inc.	0	0	215,900	22,714,839		215,900	22,714,839
U.S. Bancorp	0	0	569,800	20,980,036		569,800	20,980,036
Wells Fargo & Co.	0	0	1,589,200	40,683,520		1,589,200	40,683,520

		68,212,312		213,642,843			281,855,155

Capital Markets
BlackRock, Inc. Class A	30,700	16,703,563	0	0		30,700	16,703,563
CME Group, Inc.	150,000	24,381,000	0	0		150,000	24,381,000
Moody’s Corp.	134,700	37,006,131	0	0		134,700	37,006,131
MSCI, Inc.	199,600	66,630,472	0	0		199,600	66,630,472
S&P Global, Inc.	224,300	73,902,364	0	0		224,300	73,902,364

		218,623,530					218,623,530

Consumer Finance
American Express Co.	0	0	26,700	2,541,840		26,700	2,541,840
Discover Financial Services	0	0	513,000	25,696,170		513,000	25,696,170
Synchrony Financial	0	0	482,300	10,687,768		482,300	10,687,768

	0	0		38,925,778			38,925,778

Diversified Financial Services
Berkshire Hathaway, Inc. Class B	0	0	177,630	31,708,731	(a)	177,630	31,708,731	(a)

Insurance
Allstate Corp.	399,000	38,699,010	0	0		399,000	38,699,010
American International Group, Inc.	0	0	259,400	8,088,092		259,400	8,088,092
Fairfax Financial Holdings Ltd. (sub. vtg.)	0	0	22,100	6,827,787		22,100	6,827,787
Progressive Corp.	487,000	39,013,570	0	0		487,000	39,013,570
The Travelers Companies, Inc.	0	0	12,700	1,448,435		12,700	1,448,435

		77,712,580		16,364,314			94,076,894

TOTAL FINANCIALS		364,548,422		300,641,666			665,190,088

HEALTH CARE
Biotechnology
AbbVie, Inc.	629,000	61,755,220		14,900	1,462,882		643,900	63,218,102
Biogen, Inc.	178,453	47,745,100	(a)	0	0		178,453	47,745,100	(a)
Regeneron Pharmaceuticals, Inc.	113,400	70,721,910	(a)	0	0		113,400	70,721,910	(a)
Vertex Pharmaceuticals, Inc.	203,014	58,936,994	(a)	0	0		203,014	58,936,994	(a)

		239,159,224			1,462,882			240,622,106

Health Care Equipment & Supplies
Abbott Laboratories	400,000	36,572,000		0	0		400,000	36,572,000
Baxter International, Inc.	273,300	23,531,130		0	0		273,300	23,531,130
Danaher Corp.	420,000	74,268,600		0	0		420,000	74,268,600
DexCom, Inc.	30,020	12,170,108	(a)	0	0		30,020	12,170,108	(a)
Edwards Lifesciences Corp.	393,100	27,167,141	(a)	0	0		393,100	27,167,141	(a)
Envista Holdings Corp.	0	0		66,100	1,394,049	(a)	66,100	1,394,049	(a)
Intuitive Surgical, Inc.	50,000	28,491,500	(a)	0	0		50,000	28,491,500	(a)
Masimo Corp.	34,249	7,808,430	(a)	0	0		34,249	7,808,430	(a)
ResMed, Inc.	155,000	29,760,000		0	0		155,000	29,760,000
West Pharmaceutical Services, Inc.	29,900	6,792,383		0	0		29,900	6,792,383

		246,561,292			1,394,049			247,955,341

Health Care Providers & Services
Anthem, Inc.	0	0		79,200	20,828,016		79,200	20,828,016
Centene Corp.	482,700	30,675,585	(a)	0	0		482,700	30,675,585	(a)
Cigna Corp.	253,600	47,588,040		171,814	32,240,897		425,414	79,828,937
CVS Health Corp.	0	0		291,600	18,945,252		291,600	18,945,252
Humana, Inc.	5,700	2,210,175		0	0		5,700	2,210,175
UnitedHealth Group, Inc.	380,800	112,316,960		87,930	25,934,954		468,730	138,251,914

		192,790,760			97,949,119			290,739,879

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	6,400	5,155,520	(a)	0	0		6,400	5,155,520	(a)
Thermo Fisher Scientific, Inc.	147,800	53,553,852		0	0		147,800	53,553,852

		58,709,372						58,709,372

Pharmaceuticals
Bayer AG	0	0		154,900	11,481,740		154,900	11,481,740
Bristol-Myers Squibb Co. rights	336,106	1,203,259	(a)	0	0		336,106	1,203,259	(a)
Eli Lilly & Co.	172,000	28,238,960		0	0		172,000	28,238,960
Roche Holding AG (participation certificate)	85,000	29,448,211		0	0		85,000	29,448,211
Royalty Pharma PLC	86,400	4,194,720		0	0		86,400	4,194,720
Zoetis, Inc. Class A	195,000	26,722,800		0	0		195,000	26,722,800

		89,807,950			11,481,740			101,289,690

TOTAL HEALTH CARE		827,028,598			112,287,790			939,316,388

INDUSTRIALS
Aerospace & Defense
Harris Corp.	30,000	5,090,100		0	0		30,000	5,090,100
Huntington Ingalls Industries, Inc.	64,000	11,167,360		0	0		64,000	11,167,360
Northrop Grumman Corp.	4,300	1,321,992		0	0		4,300	1,321,992
The Boeing Co.	0	0		37,800	6,928,740		37,800	6,928,740
TransDigm Group, Inc.	7,800	3,447,990		0	0		7,800	3,447,990

		21,027,442			6,928,740			27,956,182

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	54,000	4,269,240		0	0		54,000	4,269,240
FedEx Corp.	0	0		62,500	8,763,750		62,500	8,763,750
United Parcel Service, Inc. Class B	0	0		105,100	11,685,018		105,100	11,685,018

		4,269,240			20,448,768			24,718,008

Airlines
Southwest Airlines Co.	693,000	23,686,740		0	0		693,000	23,686,740

Commercial Services & Supplies
Copart, Inc.	94,500	7,869,015	(a)	0	0		94,500	7,869,015	(a)

Electrical Equipment
AMETEK, Inc.	106,800	9,544,716		0	0		106,800	9,544,716
Rockwell Automation, Inc.	99,500	21,193,500		0	0		99,500	21,193,500

		30,738,216						30,738,216

Industrial Conglomerates
General Electric Co.	0	0		10,552,600	72,074,259		10,552,600	72,074,259
Roper Technologies, Inc.	86,900	33,739,794		0	0		86,900	33,739,794

		33,739,794			72,074,259			105,814,053

Machinery
Allison Transmission Holdings, Inc.	0	0		205,400	7,554,612		205,400	7,554,612
Caterpillar, Inc.	0	0		40,900	5,173,850		40,900	5,173,850
Cummins, Inc.	0	0		107,500	18,625,450		107,500	18,625,450
Nordson Corp.	69,400	13,165,874		0	0		69,400	13,165,874
Otis Worldwide Corp.	386,308	21,965,473		0	0		386,308	21,965,473
PACCAR, Inc.	0	0		302,900	22,672,065		302,900	22,672,065
Snap-On, Inc.	0	0		96,700	13,393,917		96,700	13,393,917

		35,131,347			67,419,894			102,551,241

Professional Services
Nielsen Holdings PLC	0	0		600,700	8,926,402		600,700	8,926,402
Robert Half International, Inc.	0	0		83,700	4,421,871		83,700	4,421,871
Verisk Analytics, Inc.	55,200	9,395,040		0	0		55,200	9,395,040

		9,395,040			13,348,273			22,743,313

Road & Rail
Old Dominion Freight Lines, Inc.	69,400	11,769,546		0	0		69,400	11,769,546
Ryder System, Inc.	0	0		108,800	4,081,088		108,800	4,081,088

		11,769,546			4,081,088			15,850,634

Trading Companies & Distributors
HD Supply Holdings, Inc.	0	0		452,500	15,679,125	(a)	452,500	15,679,125	(a)

TOTAL INDUSTRIALS		177,626,380			199,980,147			377,606,527

INFORMATION TECHNOLOGY
Communications Equipment
Cisco Systems, Inc.	0	0		346,900	16,179,416		346,900	16,179,416

Electronic Equipment & Components
Amphenol Corp. Class A	495,000	47,425,950		0	0		495,000	47,425,950
CDW Corp.	39,757	4,618,968		0	0		39,757	4,618,968
Keysight Technologies, Inc.	240,000	24,187,200	(a)	0	0		240,000	24,187,200	(a)

		76,232,118			0			76,232,118

IT Services
Accenture PLC Class A	188,000	40,367,360		0	0		188,000	40,367,360
Adyen BV	2,400	3,493,186	(a)(e)	0	0		2,400	3,493,186	(a)(e)
Amdocs Ltd.	0	0		145,300	8,845,864		145,300	8,845,864
Black Knight, Inc.	55,000	3,990,800	(a)	0	0		55,000	3,990,800	(a)
Booz Allen Hamilton Holding Corp. Class A	261,000	20,303,190		0	0		261,000	20,303,190
CACI International, Inc. Class A	55,005	11,929,484	(a)	0	0		55,005	11,929,484	(a)
Cognizant Technology Solutions Corp. Class A	0	0		239,600	13,614,072		239,600	13,614,072
DXC Technology Co.	0	0		279,400	4,610,100		279,400	4,610,100
EPAM Systems, Inc.	44,100	11,113,641	(a)	0	0		44,100	11,113,641	(a)
Fidelity National Information Services, Inc.	246,200	33,012,958		0	0		246,200	33,012,958
Global Payments, Inc.	97,000	16,453,140		0	0		97,000	16,453,140
MasterCard, Inc. Class A	335,100	99,089,070		0	0		335,100	99,089,070

PayPal Holdings, Inc.	137,000	23,869,510	(a)	0	0	137,000	23,869,510	(a)
VeriSign, Inc.	34,000	7,032,220	(a)	0	0	34,000	7,032,220	(a)
Visa, Inc. Class A	687,000	132,707,790		0	0	687,000	132,707,790

		403,362,349			27,070,036		430,432,385

Semiconductors & Semiconductor Equipment
ASML Holding NV	82,800	30,472,884		0	0	82,800	30,472,884
KLA-Tencor Corp.	153,000	29,755,440		0	0	153,000	29,755,440
Lam Research Corp.	139,000	44,960,940		0	0	139,000	44,960,940
Micron Technology, Inc.	48,481	2,497,741	(a)	0	0	48,481	2,497,741	(a)
Qualcomm, Inc.	102,900	9,385,509		0	0	102,900	9,385,509
Skyworks Solutions, Inc.	73,892	9,447,831		0	0	73,892	9,447,831
Texas Instruments, Inc.	66,900	8,494,293		0	0	66,900	8,494,293

		135,014,638			0		135,014,638

Software
Adobe, Inc.	199,600	86,887,876	(a)	0	0	199,600	86,887,876	(a)
ANSYS, Inc.	44,700	13,040,331	(a)	0	0	44,700	13,040,331	(a)
Cadence Design Systems, Inc.	135,000	12,954,600	(a)	0	0	135,000	12,954,600	(a)
Fortinet, Inc.	275,900	37,872,793	(a)	0	0	275,900	37,872,793	(a)
Microsoft Corp.	2,449,400	498,477,396		0	0	2,449,400	498,477,396
Slack Technologies, Inc. Class A	110,000	3,419,900	(a)(d)	0	0	110,000	3,419,900	(a)(d)
Synopsys, Inc.	35,000	6,825,000	(a)	0	0	35,000	6,825,000	(a)
SS&C Technologies Holdings, Inc.	0	0		215,200	12,154,496	215,200	12,154,496

		659,477,896			12,154,496		671,632,392

Technology Hardware, Storage & Peripherals
Apple, Inc.	1,128,700	411,749,760		0	0	1,128,700	411,749,760
HP, Inc.	0	0		1,269,700	22,130,871	1,269,700	22,130,871

		411,749,760			22,130,871		433,880,631

TOTAL INFORMATION TECHNOLOGY		1,685,836,761			77,534,819		1,763,371,580

MATERIALS
Chemicals
DuPont de Nemours, Inc.	0	0		226,300	12,023,319	226,300	12,023,319
LyondellBasell Industries NV Class A	0	0		251,400	16,522,008	251,400	16,522,008
Sherwin-Williams Co.	59,300	34,266,505		0	0	59,300	34,266,505
Valvoline, Inc.	0	0		286,100	5,530,313	286,100	5,530,313
W.R. Grace & Co.	0	0		81,900	4,161,339	81,900	4,161,339

		34,266,505			38,236,979		72,503,484

TOTAL MATERIALS		34,266,505			38,236,979		72,503,484

REAL ESTATE
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	312,000	80,664,480		0	0	312,000	80,664,480
Digital Realty Trust, Inc.	76,802	10,914,332		0	0	76,802	10,914,332
National Retail Properties, Inc.	0	0		98,200	3,484,136	98,200	3,484,136
Prologis, Inc.	59,362	5,540,255		0	0	59,362	5,540,255
Realty Income Corp.	0	0		46,600	2,772,700	46,600	2,772,700
SBA Communications Corp. Class A	105,200	31,341,184		0	0	105,200	31,341,184
Simon Property Group, Inc.	0	0		41,600	2,844,607	41,600	2,844,607

		128,460,251			9,101,443		137,561,694

TOTAL REAL ESTATE		128,460,251			9,101,443		137,561,694

UTILITIES
Electric Utilities
NextEra Energy, Inc.	286,000	68,688,620		0	0	286,000	68,688,620

TOTAL UTILITIES		68,688,620					68,688,620

TOTAL COMMON STOCKS		4,863,010,867			1,227,532,267		6,090,543,134

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12%	55,155,921	55,166,952	(b)	6,189,572	6,190,810	(b)	61,345,493	61,357,762	(b)
Fidelity Securities Lending Cash Central Fund 0.12%	1,667,368	1,667,535	(b)(c)	12,120,878	12,122,090	(b)	13,788,246	13,789,625	(b)(c)

		56,834,487			18,312,900			75,147,387

TOTAL INVESTMENT PORTFOLIO - 99.7%		$4,919,845,354.00			$1,245,845,167.00			$6,165,690,521.00
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,942,053.00			(1,779,761.00)			2,162,292.00

NET ASSETS — 100%		$4,923,787,407.00			$1,244,065,406.00			$6,167,852,813.00

Cost of Investments		$2,594,592,832.00			$1,353,358,661.00			$3,947,951,493.00

Fidelity Fund

                 (Acquiring Fund)

Legend

(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,493,186 or 0.1% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,056,876
Fidelity Securities Lending Cash Central	124,710

$1,181,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$607,077,524	$607,077,524	$0	$0
Consumer Discretionary	606,674,829	606,674,829	0	0
Consumer Staples	353,081,277	353,081,277	0	0
Energy	9,721,700	9,721,700	0	0
Financials	364,548,422	364,548,422	0	0
Health Care	827,028,598	797,580,387	29,448,211	0
Industrials	177,626,380	177,626,380	0	0
Information Technology	1,685,836,761	1,685,836,761	0	0
Materials	34,266,505	34,266,505	0	0
Real Estate	128,460,251	128,460,251	0	0
Utilities	68,688,620	68,688,620	0	0
Money Market Funds	56,834,487	56,834,487	0	0

Total Investments in Securities:	$4,919,845,354.00	$4,890,397,143.00	$29,448,211.00	$—

Fidelity Export and Multinational Fund

                          (Acquired Fund)

Legend

(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80,640
Fidelity Securities Lending Cash Central	151,025

$231,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$93,795,354	$93,795,354	$0	$0
Consumer Discretionary	166,790,697	166,790,697	0	0
Consumer Staples	99,138,719	99,138,719	0	0
Energy	130,024,653	130,024,653	0	0
Financials	300,641,666	300,641,666	0	0
Health Care	112,287,790	100,806,050	11,481,740	0
Industrials	199,980,147	199,980,147	0	0
Information Technology	77,534,819	77,534,819	0	0
Materials	38,236,979	38,236,979	0	0
Real Estate	9,101,443	9,101,444	0	0
Utilities	0	0	0	0
Money Market Funds	18,312,900	18,312,900	0	0

	$1,245,845,167.00	$1,234,363,428.00	$11,481,740.00	$—

Fidelity Fund

        Pro Forma Combined

Legend

(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,493,186 or 0.1% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,137,516
Fidelity Securities Lending Cash Central	275,735

$1,413,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$700,872,878	$700,872,878	$—	$—
Consumer Discretionary	773,465,526	773,465,526	—	—
Consumer Staples	452,219,996	452,219,996	—	—
Energy	139,746,353	139,746,353	—	—
Financials	665,190,088	665,190,088	—	—
Health Care	939,316,388	898,386,437	40,929,951	—
Industrials	377,606,527	377,606,527	—	—
Information Technology	1,763,371,580	1,763,371,580	—	—
Materials	72,503,484	72,503,484	—	—
Real Estate	137,561,694	137,561,695	—	—
Utilities	68,688,620	68,688,620	—	—
Money Market Funds	75,147,387	75,147,387	—	—

	$6,165,690,521	$6,124,760,571	$40,929,951	$—

PART C.     OTHER INFORMATION

Item 15.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)    any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)    any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits

(1)		(1) Amended and Restated Declaration of Trust, dated June 13, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 108.

(2) Amendment to the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 111.

(3) Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 121.

(2)		Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)		Not applicable.

(4)		Agreement and Plan of Reorganization between Fidelity Summer Street Trust: Fidelity Export and Multinational Fund and Fidelity Hastings Street Trust: Fidelity Fund is filed herein as Exhibit 1 to the Information Statement and Prospectus.

(5)		Articles III, VIII, X and XI of the Amended and Restated Declaration of Trust, dated June 13, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 108; and Article VIII of the Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 63.

(6)

(1)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 177.

(2)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Growth Discovery Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 177.

(3)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Mega Cap Stock Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 177.

(4)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Emerging Markets Debt Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 177.

(5)

Management Contract, dated June  10, 2020, between Fidelity Series Emerging Markets Debt Local Currency Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 180.

(6)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Large Cap Stock Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 177.

(7)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Hong Kong) Limited, on behalf of Fidelity Fund, Fidelity Growth Discovery Fund, and Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(21) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235

(8)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Fund, Fidelity Growth Discovery Fund, and Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 180.

(9)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Hong Kong) Limited, on behalf of Fidelity Series Large Cap Stock Fund is incorporated herein by reference to Exhibit (d)(23) of Fidelity Advisor Series I’s (File No.  002-84776) Post-Effective Amendment No. 235.

(10)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Large Cap Stock Fund is incorporated herein by reference to Exhibit (d)(24) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(11)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Hong Kong) Limited, on behalf of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund is incorporated herein by reference to Exhibit (d)(20) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 177.

(12)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 180.

(13)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Japan) Limited, on behalf of Fidelity Fund, Fidelity Growth Discovery Fund, and Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(14)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Fund, Fidelity Growth Discovery Fund, and Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 180.

(15)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Japan) Limited, on behalf of Fidelity Series Large Cap Stock Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Advisor Series I’s (File No.  002-84776) Post-Effective Amendment No. 235.

(16)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Large Cap Stock Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(17)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Japan) Limited, on behalf of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund is incorporated herein by reference to Exhibit (d)(24) of Fidelity Summer Street Trust’s (File No.  002-58542) Post-Effective Amendment No. 177.

(18)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 180.

(19)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Fund, Fidelity Growth Discovery Fund, and Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(29) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(20)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Fund, Fidelity Growth Discovery Fund, and Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 180.

(21)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Large Cap Stock Fund is incorporated herein by reference to Exhibit (d)(31) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(22)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Large Cap Stock Fund is incorporated herein by reference to Exhibit (d)(32) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(23)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 177.

(24)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 180.

(7)

(1)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Hastings Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 177.

(2)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Hastings Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Growth Discovery Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 177.

(3)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Hastings Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 177.

(4)

General Distribution Agreement, dated June 10, 2020, between Fidelity Hastings Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Emerging Markets Debt Local Currency Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 180.

(5)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Hastings Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Emerging Markets Debt Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 177.

(6)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Hastings Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Large Cap Stock Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 177.

(7)

Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)

Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(9)

Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(9)

(1)

Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Hastings Street Trust on behalf of Fidelity Growth Discovery Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(2)

Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Hastings Street Trust on behalf of Fidelity Mega Cap Stock Fund, Fidelity Series Emerging Markets Debt Fund, and Fidelity Series Emerging Markets Debt Local Currency Fund, is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(3)

Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Hastings Street Trust on behalf of Fidelity Fund and Fidelity Series Large Cap Stock Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(10)

	(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fund: Fidelity Fund, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 177.

	(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fund: Class K, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 177.

	(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth Discovery Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 177.

(4)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth Discovery Fund: Class K, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 177.

(5)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mega Cap Stock Fund: Fidelity Mega Cap Stock Fund, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 177.

(6)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mega Cap Stock Fund: Fidelity Advisor Mega Cap Stock Fund: Class A, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 177.

(7)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mega Cap Stock Fund: Fidelity Advisor Mega Cap Stock Fund: Class M, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 177.

(8)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mega Cap Stock Fund: Fidelity Advisor Mega Cap Stock Fund: Class C, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 177.

(9)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mega Cap Stock Fund: Fidelity Advisor Mega Cap Stock Fund: Class I, is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 177.

(10)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mega Cap Stock Fund: Fidelity Advisor Mega Cap Stock Fund: Class Z, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 177.

(11)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Debt Local Currency Fund is incorporated herein by reference to Exhibit(m)(11) of Post-Effective Amendment No. 180.

(12)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Debt Fund: Fidelity Series Emerging Markets Debt Fund, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 177.

(13)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Large Cap Stock Fund, is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 177.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	Consent of PricewaterhouseCoopers LLP, dated January 4, 2021, is filed herein as Exhibit 14.

(15)	Not applicable.

(16)

(1) Power of Attorney, dated December 1, 2020 is filed herein as Exhibit 16(1).

(2) Power of Attorney, dated January 1, 2021, is filed herein as Exhibit 16(2).

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 6th day of January 2021.

Fidelity Hastings Street Trust

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)	(Title)	(Date)

/s/ Stacie M. Smith	President and Treasurer	January 6, 2021
Stacie M. Smith	(Principal Executive Officer)

/s/ John J. Burke III	Chief Financial Officer	January 6, 2021
John J. Burke III	(Principal Financial Officer)

*	Trustee	January 6, 2021
Dennis J. Dirks

*	Trustee	January 6, 2021
Donald F. Donahue

*	Trustee	January 6, 2021
Bettina Doulton

*	Trustee	January 6, 2021
Vicki L. Fuller

*	Trustee	January 6, 2021
Alan J. Lacy

*	Trustee	January 6, 2021
Ned C. Lautenbach

*	Trustee	January 6, 2021
Patricia L. Kampling

*	Trustee	January 6, 2021
Thomas Kennedy

*	Trustee	January 6, 2021
Robert A. Lawrence

*	Trustee	January 6, 2021
Joseph Mauriello

*	Trustee	January 6, 2021
Cornelia M. Small

*	Trustee	January 6, 2021
Garnett A. Smith

*	Trustee	January 6, 2021
David M. Thomas

*	Trustee	January 6, 2021
Susan Tomasky

*	Trustee	January 6, 2021
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated December 1, 2020 and January 1, 2021 and filed herewith.